Derivative financial instruments and hedge accounting - Effects recognized in other operating profit (loss) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative financial instruments and hedge accounting
Other operating income (expense)	€ 287	€ 129	€ (32)
Derivatives
Derivative financial instruments and hedge accounting
Other operating income (expense)	287	129	(32)
Cash flow hedge derivatives
Derivative financial instruments and hedge accounting
Other operating income (expense)	(2)		12
Other derivatives
Derivative financial instruments and hedge accounting
Other operating income (expense)	€ 289	€ 129	€ (44)